Trade Receivables (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables	$ 5,343	$ 34,259
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables		11,352
Financial assets past due but not impaired | Below 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables		7,322
Financial assets past due but not impaired | Between 31 and 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables		728
Financial assets past due but not impaired | Between 61 and 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables		1,175
Financial assets past due but not impaired | Between 91 and 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables		1,813
Financial assets past due but not impaired | Over 365 days
Disclosure of financial assets that are either past due or impaired [line items]
Expected recoverable amount of impaired trade receivables		$ 314